Provisions (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Provisions.
Provision for aircraft maintenance on operating leased aircraft	€ 130.7	€ 133.2	€ 133.3
Provision for pension obligation	4.9	4.9	4.9
Total provisions	€ 135.6	€ 138.1	€ 138.2